Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

Note 7. Debt

The Company’s outstanding debt instruments as of June 30, 2026, and December 31, 2025, are as follows (in thousands):

	June 30,	December 31,
	2026	2025
Senior Notes	$68,725	$237,700
Revolving Credit Facility	-	-
Less: current portion	-	6,275
Less unamortized debt issuance costs	655	3,440
Total long-term debt, net of unamortized debt issuance costs and current portion	$68,070	$227,985

Senior Notes

On September 17, 2024, the Company issued and sold $65.0 million in senior secured first lien notes (“Senior Notes”). The Senior Notes bear interest on the total outstanding balance at Adjusted Term SOFR plus 6% per annum payable quarterly in arrears and are secured by all of the existing and future assets of the Company. The Senior Notes mature on September 17, 2029, at which time the remaining outstanding amount shall be payable. On March 31, 2025, the Company amended the Senior Notes to increase the amount outstanding to $151 million and extended the maturity date to March 31, 2030 (“First Amendment”). On June 23, 2025, the Company amended the Senior Notes to increase the amount outstanding to $251.0 million and extended the maturity date to June 23, 2030 (“Second Amendment”). On January 27, 2026, the Company amended the Senior Notes to permit a like-kind exchange program with respect to certain acquired mineral interest and adding new subsidiaries as guarantors (“Third Amendment”). On March 26, 2026, the Company amended the Senior Notes to increase the annual general and administrative cost that may be paid (“Fourth Amendment”). On March 30, 2026, the Company amended the Senior Notes to permit the issuance of a new series of preferred stock and updating certain ratio tests for permitted distributions (“Fifth Amendment”). On May 20, 2026, the Company entered into an amended and restated note purchase agreement for the Senior Notes under which the principal amount outstanding was paid down to $75.0 million, was assigned to OpCo and became a second lien obligation to the Revolving Credit Facility (defined below) and extended the maturity date to May 20, 2031 ("Sixth Amendment"). In connection with the Sixth Amendment, the Company recorded a $21.7 million of loss on extinguishment of debt during the three and six months ended June 30, 2026 related to prepayment penalties and expensing the historical deferred financing costs. For the six months ended June 30, 2026, the weighted average interest rate related to our borrowings under the Senior Notes was 10.3%. The Senior Notes contained mandatory prepayments of $1.6 million paid in quarterly installments beginning in January 2025. The repayment amount was increased to $6.3 million as a part of the Second Amendment. The mandatory prepayments are subject to a Net Leverage Ratio restriction which requires quarterly analysis to determine if prepayment is required. As of June 30, 2026, no mandatory prepayments are required.

Obligations under the Senior Notes are guaranteed by the Company and each of its existing and future, direct and indirect domestic subsidiaries (the “Credit Parties”) and are secured by all the present and future assets of the Credit Parties, subject to customary carve-outs. The obligations under the Senior Notes are subject to an intercreditor agreement between the agent for the holders of the Senior Notes and the administrative agent for the Revolving Credit Facility, which governs the relative rights and priorities of the first lien secured parties under the Revolving Credit Facility and the second lien secured parties under the Senior Notes with respect to collateral.

The Senior Notes contains various affirmative, negative, and financial maintenance covenants. The Senior Notes also contains a minimum hedging covenant. These covenants, among other things, include restrictions on the Company’s ability to incur additional indebtedness, acquire and sell assets, create liens, enter into certain lease agreements, make investments, make distributions, and require the maintenance of the financial ratios described below through the Fiscal Quarter ending June 30, 2026. The Company was in compliance with the terms and covenants of the Senior Notes at June 30, 2026.

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 3.5 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.00 to 1.00

For the three and six months ended June 30, 2026, the Company recognized $0.1 million and $0.3 million, respectively, of interest expense attributable to the amortization of debt issuance costs and debt discounts related to the Senior Notes. For the three and six months ended June 30, 2025, the Company recognized $0.2 million and $0.4 million, respectively, of interest expense attributable to the amortization of debt issuance costs and debt discounts related to the Senior Notes.

Revolving Credit Facility

On May 10, 2026, OpCo entered into a reserve-based revolving credit facility with Capital One, National Association, as administrative agent and a lender, and the other lenders party thereto (the “Revolving Credit Facility”), with the restrictions, covenants and funding obligations under such Revolving Credit Facility to be effective upon the closing of the IPO (the “Effective Date”). The Revolving Credit Facility was subsequently amended and restated on May 25, 2026. The Revolving Credit Facility provides for an initial aggregate maximum credit amount of $500 million, an initial aggregate elected commitment of $150 million and an initial borrowing base of $150 million, with a sublimit for the issuance of letters of credit of up to $10 million. The Revolving Credit Facility will mature four years after the Effective Date. As of June 30, 2026, OpCo had zero amounts drawn under the Revolving Credit Facility and $150.0 million available for future borrowings under the Revolving Credit Facility.

The borrowing base under the Revolving Credit Facility is subject to semi-annual redeterminations on April 15 and October 15 of each year, commencing on October 15, 2026. Borrowings under the Revolving Credit Facility will bear, at our option, interest at (i) a rate per annum equal to the margin plus the greatest of (1) the Prime Rate in effect on such day, (2) the Federal Funds Rate in effect on such day plus 1/2 of 1.00% or (3) Term Secured Overnight Financing Rate (“SOFR”) for a one month interest period on such day plus 1.00% or (ii) the margin plus Term SOFR. Term SOFR will be subject to a floor of 2.5% prior to the discharge of the Senior Notes and 0.00% thereafter. The margin will be based on the utilization of the borrowing base and will range from 1.50% to 2.50% for Alternate Base Rate (“ABR”) loans and 2.50% and 3.50% for Term SOFR loans. The unused portion of the Revolving Credit Facility is subject to a commitment fee ranging from 0.375% to 0.50%.

The Revolving Credit Facility will be secured by collateral including (i) substantially all of OpCo’s properties and assets, and the properties and assets of OpCo’s subsidiaries and (ii) pledges of the equity interests in all of OpCo’s present and future subsidiaries (subject to certain exceptions as provided for under the loan documents). The obligations under the Revolving Credit Facility are guaranteed by substantially all of OpCo’s existing and future direct and indirect subsidiaries, with certain customary or agreed upon exceptions.

The Revolving Credit Facility will provide for customary representations, warranties and covenants, including, among other things, covenants relating to financial reporting, notices of material events, maintenance of the existence of the business, payment of obligations, hedging requirements, limitations on our ability to make investments and acquisitions, indebtedness, liens, dividends and distributions, and certain fundamental transactions. The Revolving Credit Facility will also require us to maintain a Consolidated Net Leverage Ratio (as defined in the Revolving Credit Facility) for the rolling period then ending, as of the last day of any fiscal quarter (commencing with the first full fiscal quarter ending after the Effective Date), of no greater than 3.50 to 1.00 and a current ratio as of the last day of any fiscal quarter (commencing with the fiscal quarter ended September 30, 2026) of no less than 1.0 to 1.0.

Note 8 – Debt

The Company’s outstanding debt instruments as of December 31, 2025, and 2024, are as follows (in thousands):

	December 31,
	2025	2024
Senior notes	$237,700	$65,000
Less: current portion	6,275	6,500
Less unamortized debt issuance costs	3,440	2,216
Total long-term debt, net of unamortized debt issuance costs and current portion	$227,985	$56,284

Term Loan

On August 3, 2023, the Company entered into a term loan agreement that provides for a senior secured term acquisition facility with a maximum amount of $100 million (the “Term Loan”). The Term Loan bore interest on the total outstanding balance at 12% per annum payable quarterly in arrears and is secured by all of the existing and future assets of the Company. The Term Loan was set to mature on December 31, 2025, at which time the full outstanding amount would be payable.

During September 2024, the Company fully repaid the outstanding loan balance. Upon redemption of the Term Loan, the Company recognized a loss on extinguishment of debt of $0.4 million associated with unamortized discount and debt issuance costs.

Senior Notes

On September 17, 2024, the Company issued and sold $65.0 million in senior secured first lien notes (“Senior Notes”). The Senior Notes bears interest on the total outstanding balance at Adjusted Term SOFR plus 6% per annum payable quarterly in arrears and is secured by all of the existing and future assets of the Company.

The Senior Notes mature on September 17, 2029, at which time the remaining outstanding amount shall be payable. On March 31, 2025, the Company amended the Senior Notes to increase the amount outstanding to $151 million and extended the maturity date to March 31, 2030 (“First Amendment”). On June 23, 2025, the Company amended the Senior Notes to increase the amount outstanding to $251.0 million and extended the maturity date to June 23, 2030 (“Second Amendment”). For the year ended December 31, 2025, the Company recognized a loss on extinguishment of debt of $3.8 million associated with unamortized discount and debt issuance costs related to the original Senior Notes and First Amendment. For the year ended December 31, 2025, the weighted average interest rate related to our borrowings under the Senior Notes was 10.8%. The Senior Notes contain mandatory prepayments of $1.6 million paid in quarterly installments beginning in January 2025. The repayment amount was increased to $6.3 million as a part of the Second Amendment. The mandatory prepayments are subject to a Minimum Liquidity Amount restriction which requires quarterly analysis to determine if prepayment is required. The Senior Notes contain certain covenants pertaining to reporting and financial requirements, as well as negative and affirmative covenants. Proceeds from the Senior Notes were used to extinguish the Term Loan, reduce amounts due to the holders of our Series A Preferred Stock and fund the Marcellus Acquisition. Proceeds from the First Amendment were used to extinguish our Series A Preferred Stock and partially fund the Three Rivers Acquisition. Proceeds from the Second Amendment were used to partially fund the PHX Merger.

Obligations under the Senior Notes are guaranteed by the Company and each of its existing and future, direct and indirect domestic subsidiaries (the “Credit Parties”) and are secured by all the present and future assets of the Credit Parties, subject to customary carve-outs.

The Senior Notes contains various affirmative, negative, and financial maintenance covenants. The Senior Notes also contains a minimum hedging covenant. These covenants, among other things, include restrictions on the Company’s ability to incur additional indebtedness, acquire and sell assets, create liens, enter into certain lease agreements, make investments, make distributions, and require the maintenance of the financial ratios described below through the Fiscal Quarter ending December 31, 2025. The Company was in compliance with the terms and covenants of the Senior Notes at December 31, 2025.

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 4.0 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.00 to 1.00

Commencing with the Fiscal Quarter ending March 31, 2026, the financial ratios are updated to the following:

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 3.5 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.00 to 1.00

Commencing with the Fiscal Quarter ending March 31, 2027, the financial ratios are updated to the following:

Financial Covenant	Required Ratio
Ratio of Consolidated Total Net Leverage, as defined in the Senior Notes	Not greater than 3.25 to 1.0
Ratio of Asset Coverage, as defined in the Senior Notes	Not less than 1.10 to 1.00

For the years ended December 31, 2025 and 2024, the Company recognized $0.7 million and $0.1 million, respectively, of interest expense attributable to the amortization of debt issuance costs and debt discounts related to the Senior Notes.